Nature of business, basis of presentation and summary of significant accounting policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 322
2017	269
Total	$ 591